DEFERRED CHARGES, NET (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED CHARGES, NET
DEFERRED CHARGES, NET

The movement of the deferred charges, net, as of December 31, 2012 is as follows:

	Financing Costs	Other Costs	Total
Net Book Value at January 1, 2010	$6,831	$-	$6,831
Additions	9,778	255	10,033
Amortization	(2,368)	-	(2,368)
Write-offs	(1,360)	-	(1,360)
Transfer to Vessels Under Construction	(96)	-	(96)
Net Book Value at December 31, 2010	$12,785	$255	$13,040
Additions	622	80	702
Amortization	(2,948)	-	(2,948)
Write-offs	(4,647)	(335)	(4,982)
Transfer to Vessels Under Construction	(70)	-	(70)
Net Book Value at December 31, 2011	$5,742	$-	$5,742
Additions	564	-	564
Amortization	(1,781)	-	(1,781)
Write-offs	(3,952)	-	(3,952)
Net Book Value at December 31, 2012	$573	$-	$573
December 31, 2012
Current	$573	$-	$573
December 31, 2011
Current	$5,742	$-	$5,742